SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 27, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Unrealized gains or losses on available-for-sale securities	$ 0	$ 0	$ 0
Other-than-temporary impairment losses	0	0	0
Accounts receivable, net	79,403,000	50,397,000
Allowance for credit losses	$ 5,900,000	2,300,000
Residual values purchase price percentage (in percent)	50.00%
Goodwill	$ 437,398,000	400,160,000	3,732,000
Number of Reporting Units | segment	1
Long-lived assets impairment	$ 0
Effective term	24 months
Restricted Cash	$ 2,148,000	12,077,000
Cumulative deferred tax asset	625,000
Aircraft purchases recorded in inventory	9,410,000	5,320,000
Aircraft Held-for-sale	18,100,000	0
Inventory purchase commitment	0	0
Revenue from Contract with Customer, Excluding Assessed Tax	1,194,259,000	694,981,000	384,912,000
Advertising expense	12,300,000	7,200,000	5,000,000.0
Additional paid-in capital	$ 1,450,839,000	798,478,000
Minimum
Property, Plant and Equipment [Line Items]
Available-for-sale, term (in years)	6 months
Maximum
Property, Plant and Equipment [Line Items]
Available-for-sale, term (in years)	12 months
Correction of an Immaterial Error
Property, Plant and Equipment [Line Items]
Additional paid-in capital		32,700,000	25,900,000
Aircraft
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Agreement term	15 years
Aircraft | Minimum
Property, Plant and Equipment [Line Items]
Agreement term	10 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	27 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Tooling
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Software development costs
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Aircraft
Property, Plant and Equipment [Line Items]
Gain on sale of aircraft held for sale	$ 1,300,000	0	0
Revenues	0	0	0
Membership fees and prepaid flight time
Property, Plant and Equipment [Line Items]
Accounts receivable, net	$ 200,000	1,400,000
Memberships - initiation fees
Property, Plant and Equipment [Line Items]
Capitalized Contract Cost, Amortization Period	3 years
Memberships - annual dues
Property, Plant and Equipment [Line Items]
Capitalized Contract Cost, Amortization Period	12 months
Flight-Related Services
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3,300,000	$ 1,400,000	$ 1,500,000
Avianis Systems LLC
Property, Plant and Equipment [Line Items]
Accounts receivable, net				$ 13,000